Investment Objectives and Goals - IPS Strategic Capital Absolute Return Fund	Jun. 29, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective, Primary [Text Block]	Investment Objective. The investment objective of the IPS Strategic Capital Absolute Return Fund (the “Fund”) is total return.